INTANGIBLE ASSET (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Software	$ 50,466	$ 50,466
Patents	4,674,853	0
Less: Accumulated amortization	(22,241)	(9,625)
Intangible assets, net	$ 4,703,078	$ 40,841